Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Equipment
Equipment consists of office equipment, software, furniture and fittings. Changes in equipment balances for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
Opening balance as at January 1, 2018 (Predecessor)	84	(55)	29
Additions	9	—	9
Depreciation	—	(3)	(3)
Closing balance as at July 1, 2018 (Predecessor)	93	(58)	35
Fresh Start adjustments	(64)	58	(6)

Opening balance as at July 2, 2018 (Successor)	29	—	29
Additions	5	—	5
Depreciation	—	(5)	(5)
Closing balance as at December 31, 2018 (Successor)	34	(5)	29
Additions	4	—	4
Depreciation	—	(10)	(10)
Closing balance as at December 31, 2019 (Successor)	38	(15)	23